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                         SUPPLEMENT TO PROSPECTUS FOR
             THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
                   FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                           DATED DECEMBER 31, 1996

        For contracts issued in Massachusetts only, the first sentence in the second paragraph under the section "Is There a Death Benefit Guarantee?" is amended as follows:

"The death benefit guarantee will expire five years after the policy date."



                THE DATE OF THIS SUPPLEMENT IS MARCH 17, 1997.